Cover	Sep. 27, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As Safe & Green Holdings Corp. (the “Company”) previously reported in a Current Report on Form 8-K filed on October 1, 2024 (the “Original Form 8-K”), at the Company’s 2024 Annual Meeting held on September 27, 2024, the shareholders approved the frequency of future advisory votes on the compensation of the Company’s named executive officers as set forth in the table below:
Document Period End Date	Sep. 27, 2024
Entity File Number	001-38037
Entity Registrant Name	SAFE & GREEN HOLDINGS CORP.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	990 Biscayne Blvd.
Entity Address, Address Line Two	#501
Entity Address, Address Line Three	Office 12
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SGBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false